                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spinnaker Capital Limited
Address: 6 Grosvenor Street
         London W1K 4DJ England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jorge Rosas
Title: Authorized Signatory
Phone: +44 20 7903 2900

Signature, Place, and Date of Signing:

   /s/ Jorge Rosas        London, England, United Kingdom        March 4, 2010
---------------------   -----------------------------------   ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           17
Form 13F Information Table Value Total:     $173,735
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
 1    28-12864               Spinnaker Asset Management - SAM Limited

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
                                                                          SHARE NUMBER AND TYPE
                                                               VALUE     ----------------------
                                                               (U.S.$     NO. OF SHARES /        INVESTMENT    OTHER    VOTING
NAME OF ISSUER                 TITLE OF CLASS      CUSIP     thousands)  PRINCIPAL AMOUNT  TYPE  DISCRETION  MANAGERS  AUTHORITY
----------------------------  ----------------  -----------  ----------  ----------------  ----  ----------  --------  ---------
BANCO BRADESCO S A            SP ADR PFD NEW    059460 30 3    11,998          548,606     SH      DEFINED       1        NONE
BANCO SANTANDER CHILE NEW     SP ADR REP COM    05965X 10 9       544            8,400     SH      DEFINED       1        NONE
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT    05967A 10 7    16,450        1,180,065     SH      DEFINED       1        NONE
CNOOC LTD                     SPONSORED ADR     126132 10 9       684            4,400     SH      DEFINED       1        NONE
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W 20 3       131            1,300     SH      DEFINED       1        NONE
GOL LINHAS AEREAS INTLG S A   SP ADR REP PFD    38045R 10 7    16,118        1,050,000     SH      DEFINED       1        NONE
ISHARES INC                   MSCI BRAZIL       464286 40 0    45,512          610,000     SH      DEFINED       1        NONE
ISHARES INC                   MSCI MEX INVEST   464286 82 2     9,774          200,000     SH      DEFINED       1        NONE
ITAU UNIBANCO HLDG S A        SPON ADR REP PFD  465562 10 6    10,924          478,286     SH      DEFINED       1        NONE
MECHEL OAO                    SPONSORED ADR     583840 10 3       444           23,600     SH      DEFINED       1        NONE
MERCADOLIBRE INC              COM               58733R 10 2       415            8,000     SH      DEFINED       1        NONE
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409 10 9       411            8,400     SH      DEFINED       1        NONE
SK TELECOM LTD                SPONSORED ADR     78440P 10 8       976           60,000     SH      DEFINED       1        NONE
SATYAM COMPUTER SERVICES LTD  ADR               804098 10 1       121           26,300     SH      DEFINED       1        NONE
SUNTECH PWR HLDGS CO LTD      NOTE 3.000% 3/1   86800C AE 4    15,015           18,660     PRN     DEFINED       1        NONE
TERNIUM SA                    SPON ADR          880890 10 8     1,828           51,600     SH      DEFINED       1        NONE
VALE S A                      ADR REPSTG PFD    91912E 20 4    42,390        1,707,880     SH      DEFINED       1        NONE